Trade and other receivables	12 Months Ended
Dec. 31, 2019
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Trade and other receivables
18. Trade and other receivables

The following are included in trade and other receivables:

Amounts falling due within one year	2019 £m	2018 £m
Trade receivables (net of bad debt provision)	7,007.6	8,062.2
Work in progress	349.5	366.5
VAT and sales taxes recoverable	212.7	264.2
Prepayments	287.1	287.3
Accrued income	3,292.7	3,541.2
Fair value of derivatives	1.4	1.3
Other debtors	671.3	578.8
	11,822.3	13,101.5

The ageing of trade receivables and other financial assets by due date is as follows:

	Carrying amount at 31 December 2019 £m	Not past due £m	Days past due
2019			0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m
Trade receivables	7,007.6	5,553.3	934.9	341.0	92.1	22.4	63.9
Other financial assets	582.5	357.6	129.9	48.3	16.2	5.2	25.3
	7,590.1	5,910.9	1,064.8	389.3	108.3	27.6	89.2

	Carrying amount at 31 December 2018 £m	Not past due £m	Days past due
2018			0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m
Trade receivables	8,062.2	5,873.7	1,370.7	549.1	128.3	75.6	64.8
Other financial assets	551.7	424.9	61.3	14.2	8.6	7.7	35.0
	8,613.9	6,298.6	1,432.0	563.3	136.9	83.3	99.8

Other financial assets are included in other debtors.

Past due amounts are not impaired where collection is considered likely.

Amounts falling due after more than one year	2019 £m	2018 £m
Prepayments	2.2	3.0
Accrued income	–	16.5
Fair value of derivatives	–	8.4
Other debtors	135.4	152.1
	137.6	180.0

The Group has applied the practical expedient permitted by IFRS 15 to not disclose the transaction price allocated to performance obligations unsatisfied (or partially unsatisfied) as of the end of the reporting period as contracts typically have an original expected duration of a year or less.

Bad debt provisions:

	2019 £m	2018 £m	2017 £m
At beginning of year	116.6	91.3	93.8
New acquisitions	5.0	1.5	1.2
Charged to the income statement	45.4	66.7	27.4
Released to the income statement	(19.0)	(11.6)	(8.4)
Exchange adjustments	(4.1)	2.1	(4.1)
Transfer to disposal group classified as held for sale	(8.9)	–	–
Utilisations and other movements	(23.3)	(33.4)	(18.6)
At end of year	111.7	116.6	91.3

The allowance for bad and doubtful debts is equivalent to 1.6% (2018: 1.4%, 2017: 1.1%) of gross trade accounts receivables.

Impairment losses on work in progress and accrued income were immaterial for the years presented.

The Group considers that the carrying amount of trade and other receivables approximates their fair value.